Contract Liabilities	12 Months Ended
Oct. 31, 2024
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
22.	CONTRACT LIABILITIES

	As of October 31,
	2024	2023
	US$	US$
Media and entertainment services income	424	—
Hotel operations, hospitality and VIP services income	760	—
	1,184	—

Contract liabilities carried forward from each of the beginning of the reporting period are recognized as revenue during the next reporting period.